General_Consolidated subsidiaries and their financial information (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Woori bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.
Subsidiaries		Woori Bank
Main business		Bank
Percentage of ownership		100.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets	[1]	₩ 348,181,658,000,000
Liabilities	[1]	325,526,568,000,000
Operating revenue	[1]	22,240,947,000,000
Net income (loss) attributable to owners	[1]	1,505,547,000,000
Comprehensive income (loss) attributable to owners	[1]	₩ 1,531,793,000,000
Woori Card Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Bank
Subsidiaries		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 10,087,342,000,000		₩ 9,987,057,000,000
Liabilities		8,299,175,000,000		8,305,093,000,000
Operating revenue		1,368,234,000,000		1,371,301,000,000
Net income (loss) attributable to owners		114,196,000,000		114,767,000,000
Comprehensive income (loss) attributable to owners		₩ 111,782,000,000		₩ 106,517,000,000
Woori Investment Bank Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Bank
Subsidiaries		Woori Investment Bank Co., Ltd		Woori Investment Bank Co., Ltd
Main business		Other credit finance business		Other credit finance business
Percentage of ownership		59.80%		59.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 3,398,960,000,000		₩ 2,682,660,000,000
Liabilities		3,031,622,000,000		2,367,418,000,000
Operating revenue		204,655,000,000		205,446,000,000
Net income (loss) attributable to owners		53,358,000,000		25,552,000,000
Comprehensive income (loss) attributable to owners		₩ 52,095,000,000		₩ 25,533,000,000
Woori FIS Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Bank
Subsidiaries		Woori FIS Co., Ltd.		Woori FIS Co., Ltd.
Main business		System software development & maintenance		System software development & maintenance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 91,079,000,000		₩ 96,260,000,000
Liabilities		55,112,000,000		63,412,000,000
Operating revenue		244,923,000,000		271,651,000,000
Net income (loss) attributable to owners		3,107,000,000		2,840,000,000
Comprehensive income (loss) attributable to owners		₩ 3,119,000,000		₩ 269,000,000
Woori Finance Research Institute Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Bank
Subsidiaries		Woori Finance Research Institute Co., Ltd.		Woori Finance Research Institute Co., Ltd.
Main business		Other service business		Other service business
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 5,447,000,000		₩ 3,891,000,000
Liabilities		1,999,000,000		560,000,000
Operating revenue		5,452,000,000		4,708,000,000
Net income (loss) attributable to owners		160,000,000		7,000,000
Comprehensive income (loss) attributable to owners		₩ 117,000,000		₩ (109,000,000)
Woori Credit Information Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Bank
Subsidiaries		Woori Credit Information Co., Ltd.		Woori Credit Information Co., Ltd.
Main business		Credit information		Credit information
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 37,872,000,000		₩ 34,921,000,000
Liabilities		7,948,000,000		6,386,000,000
Operating revenue		39,118,000,000		36,883,000,000
Net income (loss) attributable to owners		1,698,000,000		1,657,000,000
Comprehensive income (loss) attributable to owners		₩ 1,389,000,000		₩ 1,411,000,000
Woori Fund Service Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Bank
Subsidiaries		Woori Fund Service Co., Ltd.		Woori Fund Service Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 16,852,000,000		₩ 14,448,000,000
Liabilities		2,109,000,000		1,440,000,000
Operating revenue		11,071,000,000		10,052,000,000
Net income (loss) attributable to owners		1,735,000,000		1,597,000,000
Comprehensive income (loss) attributable to owners		₩ 1,735,000,000		₩ 1,597,000,000
Woori Asset Trust Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.
Subsidiaries		Woori Asset Trust Co., Ltd.
Main business		Real-estate
Percentage of ownership		67.20%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Explanation of newly added subsidiaries to consolidation	[2]	As of December 31, 2018, Woori bank held 8.6% interest and hold 67.2% interest as of December 31, 2019 as acquiring 58.6% interests additionally during current period.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets	[3]	₩ 139,839,000,000
Liabilities	[3]	45,410,000,000
Operating revenue	[3]	0
Net income (loss) attributable to owners	[3]	0
Comprehensive income (loss) attributable to owners	[3]	₩ 0
Woori Asset Management Corp.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.
Subsidiaries		Woori Asset Management Corp.
Main business		Finance
Percentage of ownership		73.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets	[3]	₩ 113,037,000,000
Liabilities	[3]	6,301,000,000
Operating revenue	[3]	9,204,000,000
Net income (loss) attributable to owners	[3]	1,720,000,000
Comprehensive income (loss) attributable to owners	[3]	₩ 2,544,000,000
Woori Private Equity Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Bank
Subsidiaries		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 38,243,000,000		₩ 38,820,000,000
Liabilities		2,985,000,000		1,439,000,000
Operating revenue		4,152,000,000		1,713,000,000
Net income (loss) attributable to owners		(2,087,000,000)		(2,794,000,000)
Comprehensive income (loss) attributable to owners		₩ (2,124,000,000)		₩ (2,843,000,000)
Woori Global Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.
Subsidiaries		Woori Global Asset Management Co., Ltd.
Main business		Finance
Percentage of ownership		100.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets	[3]	₩ 32,807,000,000
Liabilities	[3]	3,230,000,000
Operating revenue	[3]	3,588,000,000
Net income (loss) attributable to owners	[3]	(1,360,000,000)
Comprehensive income (loss) attributable to owners	[3]	₩ (1,360,000,000)
Woori America Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori America Bank		Woori America Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		America		America
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 2,182,454,000,000
Liabilities				1,878,117,000,000
Operating revenue				90,975,000,000
Net income (loss) attributable to owners				20,510,000,000
Comprehensive income (loss) attributable to owners				₩ 32,335,000,000
Woori Global Markets Asia Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Global Markets Asia Limited		Woori Global Markets Asia Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Hong Kong		Hong Kong
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 517,627,000,000
Liabilities				396,216,000,000
Operating revenue				18,748,000,000
Net income (loss) attributable to owners				5,144,000,000
Comprehensive income (loss) attributable to owners				₩ 9,647,000,000
Woori Bank China Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank China Limited		Woori Bank China Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		China		China
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 5,470,927,000,000
Liabilities				4,953,813,000,000
Operating revenue				366,973,000,000
Net income (loss) attributable to owners				21,879,000,000
Comprehensive income (loss) attributable to owners				₩ 19,194,000,000
AO Woori Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		AO Woori Bank		AO Woori Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Russia		Russia
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 305,521,000,000
Liabilities				256,260,000,000
Operating revenue				19,433,000,000
Net income (loss) attributable to owners				5,163,000,000
Comprehensive income (loss) attributable to owners				₩ (3,234,000,000)
PT Bank Woori Saudara Indonesia 1906 Tbk
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		PT Bank Woori Saudara Indonesia 1906 Tbk		PT Bank Woori Saudara Indonesia 1906 Tbk
Main business		Finance		Finance
Percentage of ownership		79.90%		79.90%
Location		Indonesia		Indonesia
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 2,355,975,000,000
Liabilities				1,853,768,000,000
Operating revenue				192,719,000,000
Net income (loss) attributable to owners				40,385,000,000
Comprehensive income (loss) attributable to owners				₩ 27,109,000,000
Banco Woori Bank do Brasil S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Banco Woori Bank do Brasil S.A.		Banco Woori Bank do Brasil S.A.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Brazil		Brazil
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 179,130,000,000
Liabilities				149,146,000,000
Operating revenue				13,971,000,000
Net income (loss) attributable to owners				1,262,000,000
Comprehensive income (loss) attributable to owners				₩ (2,326,000,000)
Korea BTL Infrastructure Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Korea BTL Infrastructure Fund		Korea BTL Infrastructure Fund
Main business		Finance		Finance
Percentage of ownership		99.90%		99.90%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 777,437,000,000
Liabilities				299,000,000
Operating revenue				29,760,000,000
Net income (loss) attributable to owners				26,057,000,000
Comprehensive income (loss) attributable to owners				₩ 26,057,000,000
Woori Finance Cambodia PLC.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Cambodia PLC.		Woori Finance Cambodia PLC.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Cambodia		Cambodia
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 93,239,000,000
Liabilities				71,133,000,000
Operating revenue				11,038,000,000
Net income (loss) attributable to owners				2,826,000,000
Comprehensive income (loss) attributable to owners				₩ 3,676,000,000
Woori Finance Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Myanmar Co., Ltd.		Woori Finance Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Myanmar		Myanmar
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 19,340,000,000
Liabilities				6,886,000,000
Operating revenue				4,496,000,000
Net income (loss) attributable to owners				640,000,000
Comprehensive income (loss) attributable to owners				₩ (1,256,000,000)
Wealth Development Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wealth Development Bank		Wealth Development Bank
Main business		Finance		Finance
Percentage of ownership		51.00%		51.00%
Location		Philippines		Philippines
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 218,134,000,000
Liabilities				184,344,000,000
Operating revenue				13,668,000,000
Net income (loss) attributable to owners				80,000,000
Comprehensive income (loss) attributable to owners				₩ (451,000,000)
Woori Bank Vietnam Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank Vietnam Limited		Woori Bank Vietnam Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Vietnam		Vietnam
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 954,580,000,000
Liabilities				720,554,000,000
Operating revenue				48,716,000,000
Net income (loss) attributable to owners				10,710,000,000
Comprehensive income (loss) attributable to owners				₩ 13,618,000,000
WB Finance Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		WB Finance Co., Ltd.		WB Finance Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Cambodia		Cambodia
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 268,794,000,000
Liabilities				225,655,000,000
Operating revenue				24,310,000,000
Net income (loss) attributable to owners				2,421,000,000
Comprehensive income (loss) attributable to owners				₩ 2,329,000,000
Woori Bank Europe
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank Europe		Woori Bank Europe
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Germany		Germany
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 58,399,000,000
Liabilities				311,000,000
Operating revenue				5,000,000
Net income (loss) attributable to owners				(5,959,000,000)
Comprehensive income (loss) attributable to owners				₩ (5,974,000,000)
Kumho Trust First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Kumho Trust First Co., Ltd.		Kumho Trust First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Asiana Saigon Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Asiana Saigon Inc.		Asiana Saigon Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		KAMCO Value Recreation First Securitization Specialty Co., Ltd.		KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		15.00%		15.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Hermes STX Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Hermes STX Co., Ltd.		Hermes STX Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
BWL First Co., LLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		BWL First Co., LLC		BWL First Co., LLC
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Deogi Dream Fourth Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Deogi Dream Fourth Co., Ltd.		Deogi Dream Fourth Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Jeonju Iwon Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Jeonju Iwon Ltd.		Jeonju Iwon Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wonju I one Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wonju I one Inc.		Wonju I one Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heitz Third Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Heitz Third Co., Ltd.		Heitz Third Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woorihansoop First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woorihansoop 1st Co., Ltd.		Woorihansoop 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Electric Cable First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Electric Cable First Co., Ltd		Electric Cable First Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori International First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori International First Co., Ltd.		Woori International First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori WEBST First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori WEBST 1st Co., Ltd.		Woori WEBST 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wibihansoop 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wibihansoop 1st Co., Ltd.		Wibihansoop 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri QS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Uri QS 1st Co., Ltd		Uri QS 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri Display 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Uri Display 1st Co., Ltd.		Uri Display 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Tiger Eyes 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Tiger Eyes 2nd Co., Ltd.		Tiger Eyes 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Explanation of newly added subsidiaries to consolidation
Woori Serveone 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Serveone 1st Co., Ltd.		Woori Serveone 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri Display 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Uri Display 2nd Co.,Ltd.		Uri Display 2nd Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori the Colony Unjung Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori the Colony Unjung Securitization Specialty Co., Ltd.		Woori the Colony Unjung Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Dream 1st Co., Ltd.		Woori Dream 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Dream 2nd Co., Ltd.		Woori Dream 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori H 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori H 1st Co., Ltd.		Woori H 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori HS 1st Co., Ltd.		Woori HS 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HS 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori HS 2nd Co., Ltd.		Woori HS 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Sinnonhyeon 1st Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Sinnonhyeon 1st Inc.		Woori Sinnonhyeon 1st Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori K 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori K 1st Co.,Ltd.		Woori K 1st Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri S 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Uri S 1st Co.,Ltd.		Uri S 1st Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Smart Casting Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Smart Casting Inc.		Smart Casting Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri Display 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Uri Display 3rd Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
TY 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		TY 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HJ 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori HJ 2nd Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori-HJ 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori-HJ 3rd Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri K 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Uri K 2nd Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori KC No.1 Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori KC No.1 Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Lake 1st., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori Lake 1st., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori QSell 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori QSell 2nd Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Quantum Jump the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Quantum Jump the 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Quantum Jump the 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Quantum Jump the 2nd Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori BK the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori BK the 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori-HC 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori-HC 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wivi Synergy 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Wivi Synergy 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
ATLANTIC TRANSPORTATION 1 S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		ATLANTIC TRANSPORTATION 1 S.A.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Marshall islands
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Gongdeok First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori Gongdeok First Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HD Project Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		HD Project Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HW 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori HW 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori HC 2nd Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori Dream 3rd Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori SJS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori SJS 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
G5 Pro Short-term Bond Investment Fund 13
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		G5 Pro Short-term Bond Investment Fund 13		G5 Pro Short-term Bond Investment Fund 13
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	[5]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	[6]
Heungkuk Global Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Heungkuk Global Private Placement Investment Trust No. 1		Heungkuk Global Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		98.50%		98.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	[5]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	[6]
AI Partners UK Water Supply Private Placement Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		AI Partners Water Supply Private Placement Investment Trust No.2		AI Partners Water Supply Private Placement Investment Trust No.2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		97.30%		97.30%
Location		England		England
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	[5]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	[6]
Consus Sakhalin Real Estate Investment Trust 1st
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Consus Sakhalin Real Estate Investment Trust 1st		Consus Sakhalin Real Estate Investment Trust 1st
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		75.00%		75.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	[5]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	[6]
Multi Asset Global Real Estate Investment Trust No. 5-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Multi Asset Global Real Estate Investment Trust No. 5-2
Main business		Securities investment and others
Percentage of ownership		99.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[5]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Igis Australia Investment Trust No. 209-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Igis Australia Investment Trust No. 209-1
Main business		Securities investment and others
Percentage of ownership		99.40%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[5]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1
Main business		Securities investment and others
Percentage of ownership		99.90%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[5]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
IGIS Global Private Placement Real Estate Fund No. 316-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		IGIS Global Private Placement Real Estate Fund No. 316-1
Main business		Securities investment and others
Percentage of ownership		99.30%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[5]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principle Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Principle Guaranteed Trust		Principle Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[7]	The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principle and Interest Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Principle and Interest Guaranteed Trust		Principle and Interest Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[7]	The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
MAGI No.5 LuxCo S.a.r.l.
Significant investments in subsidiaries [Abstract]
Investor		Multi Asset Global Real Estate Investment Trust No. 5-2
Subsidiaries		MAGI No.5 LuxCo S.a.r.l.
Main business		Asset securitization
Percentage of ownership		54.60%
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
ADP 16 Brussels
Significant investments in subsidiaries [Abstract]
Investor		MAGI No.5 LuxCo S.a.r.l.
Subsidiaries		ADP 16 Brussels
Main business		Asset securitization
Percentage of ownership		0.00%
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Dongwoo First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries		Dongwoo First Securitization Specialty Co., Ltd.		Dongwoo First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Seari First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries		Seari First Securitization Specialty Co., Ltd.		Seari First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Seari Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries		Seori Second Securitization Specialty Co., Ltd.		Seori Second Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Namjong 1st Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries		Namjong 1st Securitization Specialty Co., Ltd.		Namjong 1st Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries		Bukgeum First Securitization Specialty Co., Ltd.		Bukgeum First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries		Bukgeum Second Securitization Specialty Co., Ltd.		Bukgeum Second Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS1909 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.
Subsidiaries		WS1909 Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		5.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
One Punch Korea the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.
Subsidiaries		One Punch Korea the 1st Co., Ltd. .
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
One Punch blue the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.
Subsidiaries		One Punch blue the 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
TUTU Finance-WCI Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		TUTU Finance-WCI Myanmar Co., Ltd.		TUTU Finance-WCI Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Myanmar		Myanmar
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Woori Card one of 2017-1 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		Woori Card one of 2017-1 Securitization Specialty Co., Ltd.		Woori Card one of 2017-1 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card one of 2017-2 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		Woori Card one of 2017-2 Securitization Specialty Co., Ltd.		Woori Card one of 2017-2 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card one of 2018-1 Securitization Specialty Co Ltd [Member]
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		Woori Card one of 2018-1 Securitization Specialty Co., Ltd.		Woori Card one of 2018-1 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WOORI CARD 2019-1 ASSET SECURITIZATION SPECIALTY CO., LTD.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.
Subsidiaries		WOORI CARD 2019-1 ASSET SECURITIZATION SPECIALTY CO., LTD.
Main business		Asset securitization
Percentage of ownership		0.50%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Japanese Hotel Real Estate Private Equity Fund 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co., Ltd.
Subsidiaries		Japanese Hotel Real Estate Private Equity Fund 1
Main business		Securities investment and others
Percentage of ownership		45.50%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[6]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori china convertible bond fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.
Subsidiaries		Woori china convertible bond fund
Main business		Securities investment and others
Percentage of ownership		98.60%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[6]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WOORIG China Value Equity (C/C(F))
Significant investments in subsidiaries [Abstract]
Investor		Woori Global Asset Management Co.,Ltd.
Subsidiaries		WOORIG China Value Equity (C/C(F))
Main business		Securities investment and others
Percentage of ownership		95.10%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[6]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank, Woori Investment Bank Co., Ltd and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries		Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Main business		Securities investment and others
Percentage of ownership		60.00%
Location		Korea
Financial statements date of use		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[6]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heungkuk Woori Tech Company Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori bank and Woori Investment Bank Co., Ltd.		Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries		Heungkuk Woori Tech Company Private Placement Investment Trust No. 1		Heungkuk Woori Tech Company Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		98.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2019		Dec. 31, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[6]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Money trust under the FISCM Act
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				₩ 1,582,765,000,000
Liabilities				1,552,594,000,000
Operating revenue				54,860,000,000
Net income (loss) attributable to owners				259,000,000
Comprehensive income (loss) attributable to owners				259,000,000
Structured entity for the securitization of financial assets
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				1,369,745,000,000
Liabilities				1,786,869,000,000
Operating revenue				53,578,000,000
Net income (loss) attributable to owners				4,990,000,000
Comprehensive income (loss) attributable to owners				(5,681,000,000)
Structured entity for the investments in securities
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets				63,676,000,000
Liabilities				142,000,000
Operating revenue				1,826,000,000
Net income (loss) attributable to owners				(1,299,000,000)
Comprehensive income (loss) attributable to owners				₩ (3,009,000,000)

[1]	The amount is prepared based on the consolidated financial statements of Woori Bank (reflecting the classification of profit or loss of the discontinued operation).
[2]	As of December 31, 2018, Woori bank held 8.6% interest and hold 67.2% interest as of December 31, 2019 as acquiring 58.6% interests additionally during current period.
[3]	The income or loss information of Woori Asset Management Corp. and Woori Global Asset Management Co., Ltd. are prepared based on the income or loss from August 1, 2019, the date on which the power was obtained, to December 31, 2019. In addition, the Group acquired Woori Asset Trust Co., Ltd on December 30, 2019, thus the income or loss information of Woori Asset Trust Co., Ltd are not included.
[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[5]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[6]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[7]	The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.